SHARE-BASED PAYMENTS (Details)		1 Months Ended			12 Months Ended
	Jul. 01, 2023	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	May 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) EquityInstruments shares Option installment	Dec. 31, 2022 USD ($) Option EquityInstruments installment $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | Option						275
Exercise price for 1 ADS ($) | $ / shares						$ 80.80
Number of RSUs granted | EquityInstruments					187,500	132,168
Number of options cancelled | Option					34,133	39,328
Each option exercisable into number of ordinary shares, ratio | Option					86,368	98,762
Stock Options | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on date of grant						$ 13,000
Option term						10 years
Stock Options | 2022 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares						$ 66.8
Expected volatility						66.94%
Risk free interest rate						1.73%
Stock Options | 2022 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares						$ 98
Expected volatility						67.21%
Risk free interest rate						1.78%
Stock Options | 2022 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment						16
Vesting period						4 years
Stock Options | 2022 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period						1 year
Stock Options | 2022 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period						1 year
Stock Options | 2022 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						1 year
Vesting percentage						0.25%
Stock Options | 2022 | Vesting, two years following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment						12
Stock Options | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares						$ 56.4
Fair value on date of grant						$ 7,000
Stock Options | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares						$ 66.8
Fair value on date of grant						$ 6,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted | shares					187,500
Fair value on date of grant		$ 100,000	$ 100,000		$ 200,000
Number of equal quarterly vesting installments | installment					12
Vesting period	3 years
Shares forfeited					68,000
Shares forfeited, reversed expenses					$ 1,600,000
Shares approved for grant | shares		5,401	5,401
RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						136,619
Fair value on date of grant				$ 100,000		$ 8,625,000
Shares approved for grant | shares				3,500
RSUs | 2022 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						1 year
Vesting percentage						50.00%
RSUs | 2022 | Vesting, two years following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						2 years
Vesting percentage						50.00%
RSUs | 2022 | Vesting over three year period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment						12
Vesting period						3 years
RSUs | 2022 | Vesting over two year period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment						8
Vesting period						2 years
RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						51,513
Fair value on date of grant						$ 5,712,000
RSUs | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						2,400
Fair value on date of grant						$ 160,000
RSUs | April 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						875
Fair value on date of grant						$ 87,000
RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						54,588
Fair value on date of grant						$ 1,878,000
RSUs | July 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						1,625
Fair value on date of grant						$ 56,000
RSUs | September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						10,533
Fair value on date of grant						$ 352,000
RSUs | November 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						15,085
Fair value on date of grant						$ 380,000
Stock Options and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares forfeited						68,200
Shares forfeited, reversed expenses						$ 4,500,000
Shares approved for grant | shares					1,400,658,798
According to the Award Plan of the Company | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						127,718
According to the Award Plan of the Company | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						48,013
According to the Award Plan of the Company | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						2,400
According to the Award Plan of the Company | April 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						875
According to the Award Plan of the Company | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						50,463
According to the Award Plan of the Company | July 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						1,625
According to the Award Plan of the Company | September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						9,257
According to the Award Plan of the Company | November 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						15,085
According to the Award Plan of the Company | Stock Options | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						275
According to the Award Plan of the Company | Stock Options | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						125
According to the Award Plan of the Company | Stock Options | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						150
To directors | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						8,901
To directors | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						3,500
To directors | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						4,125
To directors | September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted						1,276